Intangible Assets	12 Months Ended
Dec. 31, 2021
Intangible Assets

15	Intangible Assets

Intangible assets acquired separately are measured at cost upon initial recognition, less amortization, and eventual impairment losses, if any. Internally generated intangible assets, excluding capitalized software development costs, are recognized as expenses when incurred.

Intangible assets mainly consist of software acquired from third parties and software developed for internal use and commercial rights (stores rights of use), customer list and brands.

Intangible assets with definite useful lives are amortized using the straight-line method. The amortization period and method are reviewed, at least, at the end of each reporting period. Changes in the expected useful life or the expected pattern of consumption of future economic benefits embodied in the asset are accounted for by changing the amortization period or method, as appropriate, and are treated as changes in accounting estimate.

Software development costs recognized as assets are amortized over their defined useful life (5 to 10 years). The weighted average rate is 13.22%, and amortization starts when they become operational.

Intangible assets with indefinite useful lives are not amortized but tested for impairment at the end of each reporting period or whenever there are indications that their carrying amount may be impaired either individually or at the level of the cash-generating unit. The assessment is reviewed annually to determine whether the indefinite life assumption remains appropriate. Otherwise, the useful life is changed prospectively from indefinite to definite.

Intangible assets other than goodwill with indefinite useful live include tradenames and commercial rights.

When applicable, gains or losses arising from the derecognition of an intangible asset are measured as the difference between the net proceeds from the sale of the asset and its carrying amount, any gain or loss is recognized in the statement of operations in the year the asset is derecognized.

	As of December 31, 2020	Additions	Amortizations	Write-off	Transfers	As of December 31, 2021

Goodwill	618	—	—	—	—	618
Softwares	70	21	(14)	(1)	(1)	75
Commercial rights (i)	310	833	(7)	—	—	1,136
Tradename	39	—	—	—	—	39
Subtotal	1,037	854	(21)	(1)	1	1,868
Lease - right of use: Assets and rights	—	18	—	—	1	19
Subtotal	—	18	—	—	1	19
	1,037	872	(21)	(1)	—	1,887

(i)	Includes commercial rights related to 20 commercial points sold by GPA to the Company as a result of the Transaction for an amount of R$798 (see note 1.5).

	As of December 31, 2019	Additions	Amortizations	Write-off	Conversion adjustment to reporting currency	Transfers	Discontinued operation	As of December 31, 2020

Goodwill	787	—	—	—	38	1	(208)	618
Softwares	134	72	(40)	(1)	20	—	(115)	70
Commercial rights	313	6	(8)	—	(1)	—	—	310
Tradename	3,054	—	—	—	713	—	(3,728)	39
	4,288	78	(48)	(1)	770	1	(4,051)	1,037

	As of December 31, 2018	Additions	Business combination	Amortizations	Exchange rate changes	As of December 31, 2019
Goodwill	618	—	165	—	4	787
Software	60	28	60	(15)	1	134
Commercial rights	296	24	1	(8)	—	313
Tradename	39	—	2,949	—	66	3,054
	1,013	52	3,175	(23)	71	4,288

	As of December 31,
	2021			2020
	Historical cost	Accumulated amortization	Net amount	Historical cost	Accumulated amortization	Net amount

Goodwill	871	(253)	618	1,741	(1,123)	618
Softwares	133	(58)	75	126	(56)	70
Commercial rights	1,160	(24)	1,136	327	(17)	310
Tradename	39	0	39	39	0	39
	2,203	(335)	1,868	2,233	(1,196)	1,037
Lease - right of use:
Assets and rights	28	(9)	19	—	—	—
Total of intangible assets	2,231	(344)	1,887	2,233	(1,196)	1,037

15.1	Impairment test of intangible assets with an indefinite useful life, including goodwill

The impairment test of intangible assets uses the same practices described in note 14.1.

On December 31, 2021, the Company revised the business plan used to assess impairment for Cash Generating Units (CGUs) in Brazil. The Company calculated the value in use, based on cash projections from financial budgets, which were reviewed and approved by Management for the next three years, considering the assumptions updated as of December 31, 2021. The discount rate applied to cash flow projections was 10.40% on December 31, 2021 (9.80% on December 31, 2020), and cash flows that exceed the three years period are extrapolated using a growth rate of 6.60% on December 31, 2021 (4.57% on December 31, 2020). As a result, there was no need to record a provision for impairment. See considerations regarding the effects of the COVID-19 pandemic in note 1.6.

15.2	Commercial rights

Commercial rights are the right to operate stores.

As of December 31, 2021, management concluded that commercial rights are recoverable, either through the expected cash flows of the related store or the sale to third parties.

Commercial rights with a define useful life are tested for impairment using the same assumptions for the Company's impairment test (see note 14.2), following the lease agreement terms.

15.3	Additions to intangible assets for cash flow presentation purpose are as follows

	2021	2020
Additions	872	25
Other	(18)	—
Total	854	25